Goodwill (Details) - Schedule of assessment for goodwill impairment $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
IT professional services [Member]
Goodwill (Details) - Schedule of assessment for goodwill impairment [Line Items]
Carrying amount (in Dollars)	$ 185,549
Weighted average cost of capital	14.20%
Terminal value growth rate	3.00%
Software services [Member]
Goodwill (Details) - Schedule of assessment for goodwill impairment [Line Items]
Carrying amount (in Dollars)	$ 85,325
Weighted average cost of capital	13.40%
Terminal value growth rate	3.00%